                                   BB&T FUNDS

                          SUPPLEMENT DATED MAY 10, 2001
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2001.

         This Supplement provides updated information regarding the trustees of BB&T. Please keep this Supplement and read it together with the Statement of Additional Information.

ELECTION OF TRUSTEES

On May 9, 2001, the Shareholders of BB&T Funds elected a new Board of Trustees.

INFORMATION UNDER THE SECTION ENTITLED "MANAGEMENT OF THE TRUST" ON PAGE 73 OF THE STATEMENT OF ADDITIONAL INFORMATION IS REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:

                            MANAGEMENT OF BB&T FUNDS

Trustees
--------

         Overall responsibility for management of the BB&T Funds rests with the Board of Trustees, who are elected by the Shareholders of the BB&T Funds. There are currently eight Trustees, two of whom are "interested persons" of the BB&T Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the BB&T Funds to supervise actively its day-to-day operations. The Trustees of the BB&T Funds, their current addresses, and principal occupations during the past five years are as follows:

                                         POSITION(S) HELD                        PRINCIPAL OCCUPATION DURING THE
NAME AND ADDRESS                         WITH THE BB&T FUNDS                               PAST 5 YEARS
----------------                         -------------------                               ------------

William E. Graham, Jr.                   Trustee                               From January 1994 to present,
1 Hannover Square                                                              Counsel, Hunton & Williams;
Fayetteville Street Mall
P.O. Box 109
Raleigh, NC 27602
Birthdate: 12/31/29

Thomas W. Lambeth                        Trustee                               From 1978 to present, Executive
700 Yorkshire Road                                                             Director, Z. Smith Reynolds
Winston-Salem,  NC 27106                                                       Foundation
Birthdate:  01/08/35

*W. Ray Long                             Trustee                               Retired; Executive Vice President,
605 Blenheim Drive                                                             Branch Banking and Trust Company
Raleigh, NC 27612                                                              prior to August 1998.
Birthdate:  04/07/34

                                         POSITION(S) HELD                        PRINCIPAL OCCUPATION DURING THE
NAME AND ADDRESS                         WITH THE BB&T FUNDS                               PAST 5 YEARS
----------------                         -------------------                               ------------

Robert W. Stewart                        Trustee                               Retired; Chairman and Chief
201 Huntington Road                                                            Executive Officer of Engineered
Greenville, SC 29615                                                           Custom Plastics Corporation from
Birthdate:  05/22/32                                                           1969 to 1990

*Raymond K. McCulloch                    Trustee                               From August 1998 to present,
434 Fayetteville Street Mall                                                   Executive Vice President, Branch
29th Floor                                                                     Banking and Trust Company; employee
Raleigh, NC  27601                                                             of Branch Banking and Trust Company
Birthdate:  10/05/56                                                           since 1989.

Drew T. Kagan                            Trustee                               From March 1996 to present,
Investment Affiliate, Inc.                                                     President, Investment Affiliate,
118 East Washington St.                                                        Inc.; March 1992 to March 1996,
Lewisburg, WV 24901                                                            President, Provident Securities &
Birthdate:  02/21/48                                                           Investment Co.

Laura C. Bingham                         Trustee                               From July 1998 to present,
Peace College                                                                  President of Peace College;
Office of the President                                                        November 1997 to May 1998, Senior
15 East Peace Street                                                           Vice President of Philanthropy and
Raleigh, NC  27604-1194                                                        President of Fort Sanders
Birthdate:  11/09/56                                                           Foundation for Covenant Health;
                                                                               1992 to 1997, Vice President
                                                                               Hollins College.

Richard F. Baker                         Trustee                               From 1999 to present, Business Unit
6805 North Ridge Drive                                                         Executive, IBM Sales and
Raleigh, NC  27615                                                             Distribution Division; 1996 to
Birthdate:  02/10/46                                                           1999, National Sales Support
                                                                               Manager, IBM Sales and Distribution
                                                                               Division.

* Indicates an "interested person" of the Fund as defined in the 1940 Act.

         The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, L.P., BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the BB&T Funds for acting as a Trustee.

Officers
--------

         The officers of each Fund of the BB&T Funds, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                                     POSITION(S) HELD               PRINCIPAL OCCUPATION
      NAME AND ADDRESS               WITH THE BB&T FUNDS            DURING THE PAST 5 YEARS
      ----------------               ---------------------          -----------------------

      Walter B. Grimm                President                      From June 1992 to present, employee of
      Age:  55                                                      BISYS Fund Services.

      Mark S. Redman                 Secretary and Vice President   From February 1989 to present, employee of
      Age:  54                                                      BISYS Fund Services.

      E.G. Purcell, III              Senior Vice President          From 1995 to present, Senior Vice
      Age:  46                                                      President, BB&T Funds.


      Gary R. Tenkman                Treasurer                      From April 1998 to present, Director,
      Age:  30                                                      Financial Services, BISYS Fund Services;
                                                                    from 1990 to March 1998, Audit Manager,
                                                                    Ernst & Young LLP.

      Alaina V. Metz                 Assistant Secretary            From June 1995 to present, employee, BISYS
      Age:  33                                                      Fund Services.



The officers of the Fund receive no compensation directly from the Fund for performing the duties of their offices. BISYS Fund Services, L.P. receives fees from the Fund for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Fund for acting as Transfer Agent and for providing fund accounting services to the Fund.


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                               COMPENSATION TABLE

--------------------------------------------------------------------------------------------------------------------
Name of Person,               Aggregate          Pension or Retirement   Estimated Annual       Total Compensation
Funds Position                Compensation       Benefits Upon           Benefits Upon          from the BB&T Funds
                              from the BB&T      Retirement              Retirement             Paid to Trustees
                              Funds
--------------------------------------------------------------------------------------------------------------------
Walter B. Grimm               None               None                    None                   None
Former Chairman of the
Board(1)
--------------------------------------------------------------------------------------------------------------------
W. Ray Long                   None               None                    None                   None
Trustee
--------------------------------------------------------------------------------------------------------------------
William E. Graham             $12,000            None                    None                   $12,000
Trustee
--------------------------------------------------------------------------------------------------------------------
Thomas W. Lambeth             $12,000            None                    None                   $12,000
Trustee
--------------------------------------------------------------------------------------------------------------------
Robert W. Stewart             $12,000            None                    None                   $12,000
Trustee
--------------------------------------------------------------------------------------------------------------------
Raymond McCulloch             None               None                    None                   None
Trustee
--------------------------------------------------------------------------------------------------------------------
Drew T. Kagan                 $1,000             None                    None                   $1,000
Trustee
--------------------------------------------------------------------------------------------------------------------

(1) Figures are for the Funds' fiscal year ended September 30, 2000. The BB&T Funds includes twenty-two separate series.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.